Annual Total Returns - Allspring Specialty Funds - Classes A, C and Institutional - A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Innovation Fund
Prospectus [Line Items]
Annual Return [Percent]	2.30%	16.36%	34.74%	(38.55%)	13.36%	67.08%	29.36%	7.20%	43.00%	4.74%
Precious Metals Fund
Prospectus [Line Items]
Annual Return [Percent]	163.54%	21.27%	8.83%	(7.68%)	(11.06%)	24.36%	40.35%	(12.83%)	9.67%	45.51%
Utility and Telecommunications Fund
Prospectus [Line Items]
Annual Return [Percent]	15.37%	17.68%	(5.19%)	(3.42%)	13.95%	4.23%	27.50%	3.25%	13.66%	12.61%